CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $)	Ordinary shares	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Noncontrolling interest	Equity attributable to Trina Solar Limited Shareholders	Total
Balance at Dec. 31, 2011	$ 39,823	$ 650,944,164	$ 481,950,538	$ 12,190,872	$ 199,852	$ 1,145,125,397	$ 1,145,325,249
Balance (in shares) at Dec. 31, 2011	3,982,271,362
Increase (Decrease) in Stockholders' Equity
Share-based compensation		5,999,427				5,999,427	5,999,427
Vesting of restricted shares to employees	110					110	110
Vesting of restricted shares to employees (in shares)	11,035,457
Net (loss) income			(266,555,392)		(135)	(266,555,392)	(266,555,527)
Foreign currency translation adjustments, net of nil tax				(2,984,550)		(2,984,550)	(2,984,550)
Balance at Dec. 31, 2012	39,933	656,943,591	215,395,146	9,206,322	199,717	881,584,992	881,784,709
Balance (in shares) at Dec. 31, 2012	3,993,306,819
Increase (Decrease) in Stockholders' Equity
Share-based compensation		5,667,846				5,667,846	5,667,846
Vesting of restricted shares to employees	107					107	107
Vesting of restricted shares to employees (in shares)	10,749,320
Issuance of ordinary shares pursuant to share option plan	83	922,473				922,556	922,556
Issuance of ordinary shares pursuant to share option plan (in shares)	8,320,750
Return of ordinary shares under share lending facility	(4,073)	4,073
Return of ordinary shares under share lending facility (in shares)	(407,319,400)
Net (loss) income			(72,025,935)		(209,905)	(72,025,935)	(72,235,840)
Capital contribution from non-controlling interests					342,196		342,196
Acquisition of non-controlling interest		(150,071)			(49,929)	(150,071)	(200,000)
Foreign currency translation adjustments, net of nil tax				6,196,609	586	6,196,609	6,197,195
Balance at Dec. 31, 2013	36,050	663,387,912	143,369,211	15,402,931	282,665	822,196,104	822,478,769
Balance (in shares) at Dec. 31, 2013	3,605,057,489						3,605,057,489
Increase (Decrease) in Stockholders' Equity
Share-based compensation		4,399,729				4,399,729	4,399,729
Vesting of restricted shares to employees	105					105	105
Vesting of restricted shares to employees (in shares)	10,533,125
Issuance of ordinary shares pursuant to share option plan	146	1,408,038				1,408,184	1,408,184
Issuance of ordinary shares pursuant to share option plan (in shares)	14,548,400
Issuance of ordinary shares, net of issue costs	6,312	132,407,498				132,413,810	132,413,810
Issuance of ordinary shares, net of issue costs (in shares)	631,200,000
Call options in connection with issuance of convertible senior notes		(52,311,578)				(52,311,578)	(52,311,578)
Share lending arrangement in connection with issuance of convertible senior notes		3,092,580				3,092,580	3,092,580
Net (loss) income			59,337,685		1,921,965	59,337,685	61,259,650
Capital contribution from non-controlling interests					8,144,078		8,144,078
Acquisition of non-controlling interest					17,816,368		17,816,368
Foreign currency translation adjustments, net of nil tax				2,307,350	69,575	2,307,350	2,376,925
Balance at Dec. 31, 2014	$ 42,613	$ 752,384,179	$ 202,706,896	$ 17,710,281	$ 28,234,651	$ 972,843,969	$ 1,001,078,620
Balance (in shares) at Dec. 31, 2014	4,261,339,014						4,261,339,014